CONCENTRATIONS (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			10.00%		10.00%	10.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage				56.00%	53.00%	100.00%
Inventories [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%	33.00%	11.00%	32.00%	32.00%	61.00%
One Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area		$ 325,000		$ 325,000
Concentration Risk, Percentage				13.00%
One Customer [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area	$ 2,428,000	232,000	$ 2,428,000	$ 232,000	$ 702,000	$ 229,000
Concentration Risk, Percentage	17.00%		13.00%	20.00%	11.00%	25.00%
One Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area		$ 200,000		$ 200,000		$ 272,000
Concentration Risk, Percentage		12.00%				43.00%
One Customer [Member] | Accounts Receivable [Member] | Unrelated Parties [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area					$ 499,000
Concentration Risk, Percentage					36.00%
One Customer [Member] | Inventories [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area					$ 396,000	$ 41,000
Concentration Risk, Percentage					21.00%	30.00%
Two Customers [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area	$ 2,944,000	$ 189,000	$ 2,944,000	$ 189,000		$ 150,000
Concentration Risk, Percentage				16.00%		16.00%
Two Customers [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area						$ 231,000
Concentration Risk, Percentage						36.00%
Two Customers [Member] | Accounts Receivable [Member] | Unrelated Parties [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area					$ 227,000
Concentration Risk, Percentage					17.00%
Two Customers [Member] | Inventories [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area					$ 210,000	$ 27,000
Concentration Risk, Percentage					11.00%	19.00%
Three Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area	$ 2,023,000		$ 2,023,000
Concentration Risk, Percentage			19.00%
Three Customers [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area		117,000		$ 117,000
Concentration Risk, Percentage				10.00%
Three Customers [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area		189,000		$ 189,000		$ 138,000
Concentration Risk, Percentage				11.00%		21.00%
Three Customers [Member] | Inventories [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area						$ 16,000
Concentration Risk, Percentage						12.00%
Four Customers [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Net Assets Amount, Geographic Area		$ 115,000		$ 115,000
Concentration Risk, Percentage				10.00%